PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid Expenses	$ 6,498	$ 6,126	$ 40,860
Prepaid advertisement	146,500	146,500	200,000
Employee advance		0	8,500
Prepaid Insurance	0	86,413	3,302
Other Receivables	0	13,060	2,886
Prepaid expenses and other current assets	$ 152,998	$ 252,099	$ 255,548